Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock To Be Issued [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Mar. 31, 2021	$ 500		$ 56,075	$ 56,649,491	$ 136,000		$ (53,683,268)	$ (87,830)	$ 3,070,969
Balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Issuance of common stock upon conversion			$ 133	421,353					421,486
Issuance of common stock upon conversion, shares			1,329,246
Conversion of Series B PS to common stock			$ 1,007	(1,007)
Conversion of Series B PS to common stock, shares		(839)	10,068,000
Conversion of Series D PS to common stock			$ 43	(43)
Conversion of Series D PS to common stock, shares			428,572
Exchange of Series D PS to Series E PS							(3,258,189)		(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546					17,277,123
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890					11,000
Exercise of warrants related to the sale of common shares, shares			1,100,000
Contingent beneficial conversion feature related to the Series E Preferred Shares, fully amortized				3,439,219					3,439,219
Amortization of beneficial conversion feature related to Series E Preferred Shares							(3,349,198)		(3,349,198)
Redemption of Series D Preferred shares							(2,534,758)		(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000			87,830	(1,000,000)
Common shares to be issued for Patent acquisition					5,000,000				5,000,000
Common stock vested to consultants			$ 47	221,424					221,472
Common stock vested to consultants, shares			412,500
Common stock issued to consultants			$ 48	158,285					158,333
Common stock issued to consultants, shares			476,946
Common stock issued to employees			$ 18	82,954	24,600				107,572
Common stock issued to employees, shares			275,000
Common shares to be issued for Technical Rights Agreement					4,762,376				4,762,376
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)		(182,639)
Conversion of Series E Preferred Shares to common stock			$ 822	2,879,179					2,880,001
Conversion of Series E Preferred Shares to common stock, shares			8,228,572
Dividends payable on Preferred Shares							(392,390)		(392,390)
Series B PS Dividends in kind issued				278,400					278,400
Series B PS Dividends in kind issued, shares		232
Accretion of Series E Preferred Shares							(337,834)		(337,834)
Common shares issued for Technical Rights Agreement			$ 1,287	4,761,089	(4,762,376)
Common shares issued for Technical Rights Agreement, shares			12,871,287
Common shares issued for acquisition of non-controlling interest and Patent acquisition			$ 1,386	6,998,614	(7,000,000)
Common shares issued for acquisition of non-controlling interest and Patent acquisition, shares			13,861,386
Reclassification of warrants to liability				(2,935,000)					(2,935,000)
Common stock to be issued for legal settlement to NSH shareholders					29,388,000				29,388,000
Common stock issued for legal settlement to NSH shareholders			$ 2,889	9,413,060	(9,415,950)
Common stock issued for legal settlement to NSH shareholders, shares			28,494,706
Common stock issued for financing expense			$ 58	137,982					138,040
Common stock issued for financing expense, shares			580,000
Net loss							(86,297,748)		(86,297,748)
Balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,765)
Balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Contingent beneficial conversion feature related to the Series E Preferred Shares, fully amortized				99,000			(99,000)
Amortization of beneficial conversion feature related to Series E Preferred Shares							(113,048)		(113,048)
Common stock vested to consultants			$ 18	73,106					73,124
Common stock vested to consultants, shares			125,000
Conversion of Series E Preferred Shares to common stock			$ 1,446	1,666,554			(108,000)		1,560,000
Conversion of Series E Preferred Shares to common stock, shares			14,458,127
Dividends payable on Preferred Shares							(277,868)		(277,868)
Series B PS Dividends in kind issued
Accretion of Series E Preferred Shares							(755,333)		(755,333)
Common stock issued for legal settlement to NSH shareholders			$ 6,152	19,439,132	(19,445,284)
Common stock issued for legal settlement to NSH shareholders, shares			61,558,203
Net loss							(15,988,020)		(15,988,020)
Issuance of common shares under financing agreement			$ 5,201	3,070,544					3,075,745
Issuance of common shares under financing agreement, shares			52,018,294
Increase of 10% in Series E Preferred Shares to one holder based on certain rights							(156,000)		(156,000)
Common stock issued in business agreement, to be paid from revenue earned			25	56,225		(56,250)
Common stock issued in business agreement, to be paid from revenue earned, shares			250,000
Common stock issued in business agreement			$ 25	25,975					$ 26,000
Common stock issued in business agreement ,shares			250,000						100,000
Common stock issued from shares payable			$ 10	24,590	(24,600)
Common stock issued from shares payable, shares			100,000
Balance, value at Mar. 31, 2023	$ 500		$ 80,377	$ 121,156,733	$ 662,767	$ (56,250)	$ (167,533,292)		$ (45,689,165)
Balance, shares at Mar. 31, 2023	5,000,000		803,403,748